united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Annual Report
October 31, 2020

1-855-466-3406
www.Invenomic.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.Invenomic.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

For the 12-month period ending October 31, 2020, the Fund (ticker: BIVIX) returned -3.88% compared to 8.56% for the S&P 1500 Index, 10.15% for the Russell 3000 Index and -0.38% for Morningstar Long/Short Category Average. During this period, the Russell 3000 Growth Index returned 28.20% and the Russell 3000 Value Index lost -8.00% resulting in value underperforming growth by over 36%. This is one of the widest 12-month performance differentials in the past 40 years.

Source: Invenomic, Morningstar

Our long portfolio returned 16.32% during the last 12 months while our short portfolio lost 16.31%, gross of fees. As value investors we tend to be long cheap companies and short expensive companies. This set up was very challenging over the last 12 months as expensive companies outperformed inexpensive companies by one of the widest margins in history. We believe the catalyst for this environment was the Coronavirus pandemic. Investors ran to technology companies under the belief that they are in the best position in the current environment. Conversely, investors ran away from businesses with any degree of cyclicality or ties to the “old economy”. Uncertainty about the pandemic has caused investors to become very short-term focused, chasing the stocks that are up the most and selling the ones that are down. This is most apparent when looking at the performance of the Goldman Sachs High Beta Momentum Index which has returned more than 40% over the last 12 months.

From a sector perspective, consumer discretionary was our biggest contributor over the last 12 months adding 1,066 basis point to performance. We generated profits in both the long and short portfolios, with longs adding 959 basis points and shorts adding 107 basis points. Materials was the next best performing sector, adding 429 basis points to performance. We were profitable in both the long and the short portfolios, with longs adding 390 basis points and shorts adding 39 basis points. Information technology was the biggest detractor from a sector perspective during the period, costing the fund 967 basis points. The short portfolio was the driver of the loss, costing the fund approximately 1,077 basis points while the long portfolio added 110 basis points. Energy was the next worst performing sector detracting 401 basis points to performance. The loss was almost entirely driven from the long portfolio. All attribution discussed in this paragraph is gross of fees.

Given the extreme headwind to value biased strategies, we feel we have navigated the current environment well. As the pandemic begins to wind down, we see a very large rotation coming out of growth stocks and into value stocks.

7440-NLD-11/19/2020

Invenomic Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

The fund’s performance figures* for the periods ended October 31, 2020, compared to its benchmarks:

		Annualized	Annualized
	One Year	Since Inception (a)	Since Inception (b)
Invenomic Fund Institutional Class	(4.06)%	N/A	4.73%
Invenomic Fund Investor Class	(4.27)%	N/A	4.45%
Invenomic Fund Super Institutional Class	(3.88)%	(2.30)%	N/A
Russell 3000 Total Return Index (c)	10.15%	10.73%	10.72%
S&P Composite 1500 Total Return Index (d)	8.56%	9.94%	10.34%

Comparison of the Change in Value of a $50,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2020 are 2.84%, 3.09% and 2.59% for the Institutional Class, Investor Class and Super Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-855-466-3406.

(a)	Inception date is May 10, 2019.

(b)	Inception date is June 19, 2017

(c)	The Russell 3000 Total Return Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Commercial Support Services	7.8%
Chemicals	7.4%
Retail - Discretionary	7.1%
Technology Hardware	6.8%
Consumer Services	6.8%
Banking	5.1%
Asset Management	4.5%
Oil & Gas Producers	4.5%
Home & Office Products	3.6%
Health Care Facilities & Services	3.6%
Other Assets Less Liabilities	42.8%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Invenomic Fund
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 111.0%
	ADVERTISING & MARKETING - 0.0%
4,406	Cxloyalty Group Holdings, Inc. * @	$—

	AEROSPACE & DEFENSE - 0.1%
9,938	Park Aerospace Corp.	105,243

	APPAREL & TEXTILE PRODUCTS - 2.6%
116,242	Capri Holdings Ltd. * +	2,466,655
35,791	Culp, Inc. +	444,166
29,399	Unifi, Inc. * +	440,691
		3,351,512
	ASSET MANAGEMENT - 4.5%
79,025	Blucora, Inc. * +	786,299
23,404	Diamond Hill Investment Group, Inc. +	3,204,944
9,987	GoldMoney, Inc.	16,478
1,631	Raymond James Financial, Inc. +	124,674
23,267	Sprott, Inc. +	694,520
61,796	Waddell & Reed Financial, Inc. #	948,569
		5,775,484
	AUTOMOTIVE - 2.8%
7,114	BorgWarner, Inc.	248,848
48,446	Cooper-Standard Holdings, Inc. * +	760,118
14,759	Lear Corp. +	1,783,035
99,420	Tenneco, Inc. * #	857,000
		3,649,001
	BANKING - 5.1%
20,562	Citigroup, Inc. +	851,678
464,955	First BanCorp. +	3,017,558
88,140	Huntington Bancshares, Inc. # +	920,182
23,471	Union Bankshares, Inc. #	487,727
58,282	Wells Fargo & Co. +	1,250,149
		6,527,294
	BEVERAGES - 2.1%
74,532	Molson Coors Beverage Co. +	2,627,998

	BIOTECH & PHARMACEUTICALS - 2.8%
151,428	Bausch Health Cos., Inc. * +	2,498,562
76,422	Mylan NV * +	1,111,176
		3,609,738
	CHEMICALS - 7.4%
18,902	Cabot Corp. +	718,465
2,958	Eastman Chemical Co. +	239,125
42,013	Imerys SA +	1,254,792
23,502	Mosaic Co. +	434,787
149,607	Neo Performance Materials, Inc. +	1,306,053
109,968	Orion Engineered Carbons SA +	1,613,231
145,529	Tronox Holdings PLC	1,421,818
58,445	Valhi, Inc.	794,852
38,339	W R Grace & Co. +	1,667,363
		9,450,486
	COMMERCIAL SUPPORT SERVICES - 7.8%
38,399	BrightView Holdings, Inc. * +	469,620
7,737	Cypress Environmental Partners LP	16,170
193,042	Emerald Holding, Inc.	505,770
207,852	H&R Block, Inc. +	3,587,526
199,386	Heidrick & Struggles International, Inc. +	4,555,970
28,534	SP Plus Corp. *	525,882
24,420	TrueBlue, Inc. *	378,998
		10,039,936
	CONSTRUCTION MATERIALS - 0.3%
105,967	Cemex SAB de CV - ADR	439,763

	CONSUMER SERVICES - 6.8%
76,891	Adtalem Global Education, Inc. * +	1,802,325
149,528	K12, Inc. * +	3,569,233
45,613	Matthews International Corp.	995,732
51,720	Select Interior Concepts, Inc. *	357,902
3,356	Strategic Education, Inc. #	278,749
78,908	WW International, Inc. * +	1,669,693
		8,673,634
	CONTAINERS & PACKAGING - 0.2%
32,407	O-I Glass, Inc. +	305,598

	ELECTRIC UTILITIES - 0.2%
85,370	Charah Solutions, Inc. * #	240,743

	ELECTRICAL EQUIPMENT - 2.8%
55,268	Belden, Inc. +	1,706,676
351,938	Houston Wire & Cable Co. * +	967,830
17,075	Preformed Line Products Co. +	939,637
		3,614,143
	ELECTRIC - 2.1%
15,377	MasTec, Inc. * +	763,314
457,730	Mistras Group, Inc. * +	1,702,756
14,531	Primoris Services Corp.	274,200
		2,740,270
	ENTERTAINMENT CONTENT - 3.3%
23,396	Corus Entertainment, Inc. +	61,765
5,638	Discovery, Inc. - Class A * #	114,113
105,826	Discovery, Inc. - Class C * +	1,938,732
3,944	Electronic Arts, Inc. * +	472,610
58,394	ViacomCBS, Inc. +	1,668,317
		4,255,537
	FOOD - 0.6%
16,193	Fresh Del Monte Produce, Inc. +	348,635
16,523	Nomad Foods Ltd. * +	400,683
		749,318

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 111.0%
	GAS & WATER UTILITIES - 1.3%
52,167	UGI Corp. +	$1,687,081

	HEALTH CARE FACILITIES & SERVICES - 3.6%
38,068	Cardinal Health, Inc. +	1,743,134
5,179	CVS Health Corp. +	290,490
94,481	Psychemedics Corp.	356,193
20,054	Universal Health Services, Inc. +	2,196,916
		4,586,733
	HOME & OFFICE PRODUCTS - 3.6%
319,709	Dorel Industries, Inc. * +	3,450,416
53,353	Hamilton Beach Brands Holding Co. +	1,176,434
		4,626,850
	HOME CONSTRUCTION - 0.7%
87,486	Caesarstone Ltd. +	844,240

	HOUSEHOLD PRODUCTS - 0.3%
113,000	Mav Beauty Brands, Inc. *	327,978

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
48,959	Park-Ohio Holdings Corp.	966,451
47,071	Steel Partners Holdings LP *	251,359
		1,217,810
	INDUSTRIAL SUPPORT SERVICES - 0.3%
29,283	Titan Machinery, Inc. * +	438,952

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
9,035	Goldman Sachs Group, Inc. +	1,707,976
23,969	Lazard Ltd. +	807,036
		2,515,012
	INSURANCE - 2.4%
29,211	Prudential Financial, Inc. +	1,870,088
11,951	Reinsurance Group of America, Inc.	1,207,290
		3,077,378
	INTERNET MEDIA & SERVICES - 2.7%
221,542	HyreCar, Inc. * +	759,889
19,451	SRAX, Inc. *	50,573
362,151	Travelzoo * +	2,687,160
		3,497,622
	LEISURE FACILITIES & SERVICES - 0.6%
19,571	Cedar Fair LP	509,042
170,046	Drive Shack, Inc. * #	249,968
		759,010
	MACHINERY - 0.9%
32,832	MTS Systems Corp. +	797,161
131,364	Titan International, Inc.	361,251
		1,158,412
	MEDICAL EQUIPMENT & DEVICES - 1.9%
43,875	Biolase, Inc. *	11,408
21,880	Inogen, Inc. * #	639,115
412,551	IRIDEX Corp. * +	734,341
20,353	Natus Medical, Inc. *	370,628
285,587	Sensus Healthcare, Inc. *	708,256
		2,463,748
	METALS & MINING - 3.1%
256,553	Gold Standard Ventures Corp. *	175,713
2,867	Kaiser Aluminum Corp.	180,420
128,991	Kinross Gold Corp. +	1,028,058
13,710	NACCO Industries, Inc.	267,208
129,143	Osisko Mining, Inc. *	357,726
152,930	Teck Resources Ltd. # +	2,009,500
		4,018,625
	OIL & GAS PRODUCERS - 4.5%
242,350	Blueknight Energy Partners LP	336,867
25,063	Bonanza Creek Energy, Inc. * +	443,866
11,960	EQT Corp.	181,074
449,501	Freehold Royalties Ltd. +	1,243,979
373,952	Reconnaissance Energy Africa Ltd. *	258,024
10,017	Valero Energy Corp. +	386,756
135,405	World Fuel Services Corp. +	2,850,275
		5,700,841
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
347,442	Profire Energy, Inc. *	226,185

	REAL ESTATE SERVICES - 0.4%
18,970	RMR Group, Inc. +	505,740

	REIT - 3.1%
82,843	Braemar Hotels & Resorts, Inc. #	200,480
603,413	Tanger Factory Outlet Centers, Inc. # +	3,735,126
		3,935,606
	RETAIL - CONSUMER STAPLES - 2.9%
607,694	Naked Wines PLC	3,665,519

	RETAIL - DISCRETIONARY - 7.1%
140,013	Caleres, Inc. +	1,075,300
57,239	Children’s Place, Inc. +	1,446,430
20,232	Foot Locker, Inc. +	746,156
64,754	Genesco, Inc. * +	1,147,441
66,336	Kohl’s Corp. # +	1,412,293
264,624	Michaels Cos., Inc. * +	2,146,101
41,193	Tilly’s, Inc. +	252,925
130,317	Vera Bradley, Inc. * +	826,210
		9,052,856

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares						Fair Value
	COMMON STOCK (Continued) - 111.0%
	SOFTWARE - 2.4%
37,959	Donnelley Financial Solutions, Inc. * +					$479,422
73,327	Immersion Corp. * +					451,694
19,338	J2 Global, Inc. * +					1,312,663
64,183	Xperi Holding Corp. +					795,869
						3,039,648
	STEEL - 1.3%
145,237	Ryerson Holding Corp. * +					1,143,015
9,320	Steel Dynamics, Inc.					293,394
34,030	Universal Stainless & Alloy Products, Inc. * +					184,783
						1,621,192
	TECHNOLOGY HARDWARE - 6.8%
36,211	AstroNova, Inc.					286,067
118,387	Celestica, Inc. * +					694,932
45,926	Cisco Systems, Inc. +					1,648,743
22,737	Comtech Telecommunications Corp.					327,413
11,133	F5 Networks, Inc. * +					1,480,021
2,697	Flex Ltd. *					38,163
23,764	Gilat Satellite Networks Ltd. *					142,346
88,197	NCR Corp. * +					1,792,163
38,974	Sanmina Corp. * +					952,525
221,606	TESSCO Technologies, Inc. +					1,351,797
						8,714,170
	TECHNOLOGY SERVICES - 0.7%
49,541	CPI Card Group, Inc. *					132,274
10,049	CSG Systems International, Inc.					380,656
116,469	Priority Technology Holdings, Inc. * #					336,595
						849,525
	TELECOMMUNICATIONS - 2.2%
72,025	AT&T, Inc.					1,946,116
96,953	RigNet, Inc. *					355,818
57,703	Spok Holdings, Inc. +					523,943
						2,825,877
	TOBACCO & CANNABIS - 0.5%
16,568	Swedish Match AB - ADR +					622,791

	TRANSPORTATION & LOGISTICS - 2.6%
2,447	Copa Holdings SA					120,588
284,115	Costamare, Inc. +					1,616,614
3,567	FedEx Corp. +					925,529
127,484	Radiant Logistics, Inc. *					655,268
						3,317,999
	WHOLESALE - DISCRETIONARY - 0.5%
24,102	G-III Apparel Group Ltd. * # +					324,895
11,911	LKQ Corp. * +					381,033
						705,928

	TOTAL COMMON STOCK (Cost - $138,202,422)					142,159,026

				Expiration Date	Exercise Price
	WARRANTS - 0.2%
181,735	Ampco-Pittsburgh Corp. *			8/4/2025	$3.50	$108,141
108,964	Experience Investment Corp. *			9/2/2026	11.50	104,061
	TOTAL WARRANTS (Cost - $66,032)					212,202

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.3%
	CALL OPTIONS PURCHASED - 0.3%
308	Cardinal Health, Inc.	Goldman Sachs	$1,694,000	11/20/2020	$55.00	$3,080
209	Cardinal Health, Inc.	Goldman Sachs	1,045,000	11/20/2020	50.00	13,585
1,156	CenturyLink, Inc.	Goldman Sachs	1,502,800	1/15/2021	13.00	2,312
511	CenturyLink, Inc.	Goldman Sachs	613,200	1/21/2022	12.00	28,105
1,426	CenturyLink, Inc.	Goldman Sachs	1,426,000	1/21/2022	10.00	134,044
157	K12, Inc.	Goldman Sachs	471,000	11/20/2020	30.00	4,710
727	Molson Coors Beverage Co.	Goldman Sachs	3,635,000	4/16/2021	50.00	27,262
921	Tanger Factory Outlet Centers, Inc.	Goldman Sachs	921,000	1/15/2021	10.00	11,052
2,695	Tanger Factory Outlet Centers, Inc.	Goldman Sachs	2,425,500	1/15/2021	9.00	41,773
749	Tanger Factory Outlet Centers, Inc.	Goldman Sachs	599,200	1/15/2021	8.00	20,972
1,117	Tanger Factory Outlet Centers, Inc.	Goldman Sachs	1,340,400	3/19/2021	12.00	18,989
878	Tanger Factory Outlet Centers, Inc.	Goldman Sachs	965,800	3/19/2021	11.00	15,365
1,060	ViacomCBS, Inc.	Goldman Sachs	5,830,000	1/15/2021	55.00	3,710
602	ViacomCBS, Inc.	Goldman Sachs	1,655,500	1/15/2021	27.50	4,816
	TOTAL CALL OPTIONS PURCHASED (Cost - $820,799)					329,775

	PUT OPTIONS PURCHASED - 0.0%
5	iShares Global Clean Energy ETF	Goldman Sachs	9,000	11/20/2020	18.00	340
210	Zillow Group, Inc.	Goldman Sachs	1,470,000	1/15/2021	70.00	64,050
	TOTAL PUT OPTIONS PURCHASED (Cost - $36,744)					64,390

	TOTAL OPTIONS PURCHASED (Cost - $857,543)					394,165

Shares
	SHORT-TERM INVESTMENTS - 6.0%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
3,953,047	Mount Vernon Liquid Assets Portfolio, LLC, 0.16% ^ (a)					3,953,047
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,953,047)

	MONEY MARKET FUNDS - 2.9%
4,286,345	First American Government Obligations Fund, Institutional Class, 0.05% ^					4,286,345
	TOTAL MONEY MARKET FUNDS (Cost - $4,286,345)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,239,392)					8,239,392

	TOTAL INVESTMENTS - 117.5% (Cost - $147,365,389)					$151,004,785
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $333,146)					(253,575)
	SECURITIES SOLD SHORT - (78.8)% (Proceeds - $93,995,831)					(100,872,776)
	OTHER ASSETS LESS LIABILITIES - 61.5%					78,195,463
	NET ASSETS - 100.0%					$128,073,897

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS WRITTEN - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
133	Nautilus, Inc.	Goldman Sachs	$266,000	7/16/2021	$20.00	$105,735
128	Vital Farms, Inc.	Goldman Sachs	320,000	4/16/2021	25.00	147,840
	TOTAL OPTIONS WRITTEN (Proceeds - $333,146)					253,575

Shares
	SECURITIES SOLD SHORT - (78.8)%
	ADVERTISING & MARKETING - (0.3)%
5,020	Cardlytics, Inc. *	370,576

	ASSET MANAGEMENT - (1.3)%
23,045	Hamilton Lane, Inc.	1,606,237

	AUTOMOTIVE - (1.8)%
3,373	Ferrari NV	601,811
4,463	Tesla, Inc. *	1,731,823
		2,333,634
	BANKING - (0.6)%
27,379	First Financial Bankshares, Inc.	816,168

	BEVERAGES - (1.3)%
1,463	Boston Beer Co., Inc. *	1,520,320
1,615	Brown-Forman Corp.	112,582
		1,632,902
	BIOTECH & PHARMACEUTICALS - (1.0)%
42,165	Amphastar Pharmaceuticals, Inc. *	826,012
4,393	Neurocrine Biosciences, Inc. *	433,457
		1,259,469
	CHEMICALS - (0.3)%
1,912	Quaker Chemical Corp.	364,791

	COMMERCIAL SUPPORT SERVICES - (3.1)%
12,868	Avalara, Inc. *	1,917,975
15,616	Casella Waste Systems, Inc. *	843,108
16,227	Collectors Universe, Inc.	891,349
7,180	National Research Corp.	371,924
		4,024,356
	CONSTRUCTION MATERIALS - (0.1)%
1,804	Advanced Drainage Systems, Inc.	114,428

	CONSUMER SERVICES - (2.4)%
10,612	Bright Horizons Family Solutions, Inc. *	1,677,227
19,615	Chegg, Inc. *	1,440,526
		3,117,753
	E - COMMERCE DISCRETIONARY - (0.8)%
4,277	Wayfair, Inc. *	1,060,824

	ELECTRICAL EQUIPMENT - (4.3)%
34,296	AAON, Inc.	2,003,229
18,514	Cognex Corp.	1,220,073
5,720	Mesa Laboratories, Inc.	1,495,265
7,700	Novanta, Inc. *	837,144
		5,555,711
	ENGINEERING & CONSTRUCTION - (0.6)%
7,921	Installed Building Products, Inc. *	717,167

	EXCHANGE - TRADED FUND - (0.6)%
14,338	Direxion Daily S&P Biotech Bull 3X Shares ETF	770,954

	FOOD - (3.1)%
10,977	Beyond Meat, Inc. *	1,563,454
12,737	Hormel Foods Corp.	620,165
584	Lancaster Colony Corp.	97,026
50,898	Vital Farms, Inc. *	1,759,035
		4,039,680
	FORESTRY, PAPER & WOOD PRODUCTS - (1.0)%
18,757	Trex Co., Inc. *	1,304,362

	GAS WATER & UTILITIES - (0.2)%
5,338	York Water Co.	225,531

	HEALTH CARE FACILITIES & SERVICES - (5.4)%
29,562	Accolade, Inc. *	1,035,261
19,346	American Well Corp. *	499,320
20,019	Invitae Corp. *	784,945
1,563	Medpace Holdings, Inc. *	173,399
41,237	NeoGenomics, Inc. *	1,617,728
43,563	RadNet, Inc. *	632,099
11,316	Teladoc Health, Inc. *	2,223,140
		6,965,892
	HOME & OFFICE PRODUCTS - (0.1)%
1,431	Tempur Sealy International, Inc. *	127,359

	HOME CONSTRUCTION - (0.4)%
6,292	Masonite International Corp. *	553,696

	INDUSTRIAL INTERMEDIATE PRODUCTS - (1.3)%
10,697	Omega Flex, Inc.	1,601,341

	INDUSTRIAL SUPPORT SERVICES - (0.9)%
10,011	SiteOne Landscape Supply, Inc. *	1,196,214

	INSURANCE - (1.4)%
3,475	Kinsale Capital Group, Inc.	651,458
5,042	Lemonade, Inc. *	253,562
10,859	RLI Corp.	941,475
		1,846,495

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (78.8)%
	INTERNET MEDIA & SERVICES - (4.2)%
1,597	Fiverr International Ltd. *	$233,833
1,036	Netflix, Inc. *	492,867
648	Roku, Inc. *	131,155
1,435	Shopify, Inc. *	1,327,992
13,320	Snap, Inc. *	524,675
26,383	TechTarget, Inc. *	1,155,575
2,175	Zillow Group, Inc. - Class A *	194,293
14,447	Zillow Group, Inc. - Class C *	1,280,293
		5,340,683
	LEISURE FACILITIES & SERVICES - (4.0)%
10,470	Churchill Downs, Inc.	1,561,601
6,274	Penn National Gaming, Inc. *	338,671
28,346	Shake Shack, Inc. *	1,913,922
5,658	Vail Resorts, Inc.	1,312,882
		5,127,076
	LEISURE PRODUCTS - (0.9)%
13,359	Nautilus, Inc. *	289,757
7,315	Peloton Interactive, Inc. *	806,186
		1,095,943
	MACHINERY - (1.8)%
13,747	Graco, Inc.	850,939
40,922	Ingersoll Rand, Inc. *	1,429,815
		2,280,754
	MEDICAL EQUIPMENT & DEVICES - (3.7)%
16,732	AtriCure, Inc. *	578,258
535	DexCom, Inc. *	170,975
9,998	Natera, Inc. *	672,465
10,023	Neogen Corp. *	699,004
8,993	Novocure Ltd. *	1,098,045
5,682	Penumbra, Inc. *	1,483,173
		4,701,920
	REAL ESTATE SERVICES - (1.3)%
38,545	Redfin Corp. *	1,610,025

	RENEWABLE ENERGY - (1.3)%
5,941	Ameresco, Inc. *	228,075
53,768	Plug Power, Inc. *	752,752
204	SolarEdge Technologies, Inc. *	52,569
11,167	Sunrun, Inc. *	580,907
		1,614,303
	RETAIL - DISCRETIONARY - (3.9)%
12,565	Carvana Co. *	2,328,923
32,412	Hennes & Mauritz AB	526,536
12,714	Hibbett Sports, Inc. *	480,716
16,529	Lumber Liquidators Holdings, Inc. *	365,621
25,439	Sportsman’s Warehouse Holdings, Inc. *	331,216
22,267	Vroom, Inc. *	915,174
		4,948,186
	SEMICONDUCTORS - (4.4)%
11,005	Advanced Micro Devices, Inc. *	828,566
18,785	Cree, Inc. *	1,194,726
21,496	Marvell Technology Group Ltd.	806,315
1,967	NVIDIA Corp.	986,175
9,433	Universal Display Corp.	1,870,658
		5,686,440
	SOFTWARE - (14.4)%
5,706	Alteryx, Inc. *	715,247
10,220	Appfolio, Inc. *	1,460,131
8,358	Appian Corp. *	529,061
3,106	BigCommerce Holdings, Inc. *	227,980
3,572	Bill.com Holdings, Inc. *	357,200
11,350	Ceridian HCM Holding, Inc. *	978,597
18,473	Cloudflare, Inc. *	960,042
4,112	Coupa Software, Inc. *	1,100,782
7,063	Datadog, Inc. *	640,967
4	Dynatrace, Inc. *	141
4,324	Elastic NV *	438,497
17,371	Fastly, Inc. *	1,103,232
16,108	Guidewire Software, Inc. *	1,548,140
173	HubSpot, Inc. *	50,182
20,175	Jamf Holding Corp. *	657,705
9,976	Lightspeed POS, Inc. *	319,531
1,484	MongoDB, Inc. *	339,050
3,509	Paycom Software, Inc. *	1,277,592
25,038	Ping Identity Holding Corp. *	693,302
2,349	Q2 Holdings, Inc. *	214,323
3,294	RingCentral, Inc. *	850,972
12,450	Simulations Plus, Inc.	807,009
8,401	Smartsheet, Inc. *	418,790
2,806	Snowflake, Inc. *	701,556
1,943	Splunk, Inc. *	384,792
22,392	Sprout Social, Inc. *	978,530
1,023	Tyler Technologies, Inc. *	393,221
2,059	Zscaler, Inc. *	279,509
		18,426,081
	SPECIALTY FINANCE - (1.8)%
14,827	Afterpay Ltd. *	1,006,762
1,439	Credit Acceptance Corp. *	428,995
2,535	LendingTree, Inc. *	820,301
		2,256,058
	TECHNOLOGY HARDWARE - (3.4)%
16,945	Apple, Inc.	1,844,633
45,068	Inseego Corp. *	392,092
19,566	Kornit Digital Ltd. *	1,317,183
7,438	Vicor Corp. *	580,164
7,882	Vocera Communications, Inc. *	258,372
		4,392,444

See accompanying notes to financial statements.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (78.8)%
	TECHNOLOGY SERVICES - (0.2)%
4,419	Shift4 Payments, Inc. *	$224,971

	TELECOMMUNICATIONS - (0.5)%
14,160	Shenandoah Telecommunications Co.	617,659

	WHOLESALE - DISCRETIONARY - (0.7)%
12,014	IAA, Inc. *	679,872
757	Pool Corp.	264,821
		944,693

	SECURITIES SOLD SHORT (Proceeds - $93,995,831)	$100,872,776

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

@	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

#	All or a portion of this security is on loan. The market value of loaned securities is $3,768,025.

+	All or a portion of the security is held as collateral for written options and securities sold short.

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

^	Money market fund; interest rate reflects effective yield on October 31, 2020.

(a)	Security was purchased with cash received as collateral for securities on loan at October 31, 2020. Total collateral had a value of $3,953,047 at October 31, 2020.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2020

ASSETS
Investment securities:
At cost	$147,365,389
At value	$151,004,785
Cash collateral segregated for short sales	84,150,109
Foreign Currency (Cost $1,119,904)	1,158,660
Receivable for securities sold	5,926,588
Dividends and interest receivable	79,359
Prepaid expenses and other assets	63,895
Receivable for Fund shares sold	23,635
TOTAL ASSETS	242,407,031

LIABILITIES
Securities sold short (Proceeds - $93,995,831)	100,872,776
Due to Custodian	598,556
Securities lending collateral	3,953,047
Payable for investments purchased	8,370,839
Options written (Proceeds $333,146)	253,575
Investment advisory fees payable	158,914
Dividends payable on securities sold short	58,334
Shareholder servicing fees payable	27,624
Payable for Fund shares redeemed	6,133
Payable to related parties	5,707
Distribution (12b-1) fees payable	1,275
Accrued expenses and other liabilities	26,354
TOTAL LIABILITIES	114,333,134
NET ASSETS	$128,073,897

NET ASSETS CONSIST OF:
Paid in capital	$141,125,950
Accumulated loss	(13,052,053)
NET ASSETS	$128,073,897

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$122,104,959
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,440,989
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.67

Investor Class:
Net Assets	$5,933,318
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	561,204
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.57

Super Institutional Class:
Net Assets	$35,620
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,329
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.70

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2020

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $125,984)	$3,219,931
Interest	56,354
Securities lending income - net	199,221
TOTAL INVESTMENT INCOME	3,475,506

EXPENSES
Investment advisory fees	2,900,232
Distribution (12b-1) fees:
Investor Class	25,212
Dividends on securities sold short	944,005
Shareholder service fees - Institutional Class	370,424
Administration fees	196,672
Third party administrative servicing fees	133,388
Registration fees	75,001
Interest expense	74,415
Custodian fees	37,786
Legal fees	37,738
Trustees fees and expenses	28,996
Shareholder service fees - Investor Class	25,212
Compliance officer fees	23,327
Printing expense	23,116
Insurance expense	20,478
Audit fees	19,603
Other expenses	20,973
TOTAL EXPENSES	4,956,578

Less: Fees waived by the Advisor	(223,856)

NET EXPENSES	4,732,722

NET INVESTMENT LOSS	(1,257,216)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	10,562,175
Foreign currency transactions	17,021
Options purchased	(44,534)
Options written	(184,884)
Securities sold short	(16,524,164)
(6,174,386)
Net change in unrealized appreciation (depreciation) on:
Investments	(599,306)
Foreign currency translations	48,105
Options purchased	(582,555)
Options written	(227,265)
Securities sold short	(6,810,143)
(8,171,164)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,345,550)

NET DECREASE IN NET ASSETS	$(15,602,766)

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
FROM OPERATIONS
Net investment loss	$(1,257,216)	$(934,115)
Net realized gain (loss) from investments, foreign currency transactions, options purchased, and securities sold short	(6,174,386)	6,824,849
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and foreign currency translations	(8,171,164)	5,273,101
Net increase (decrease) in net assets resulting from operations	(15,602,766)	11,163,835

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(6,409,033)	(3,714,113)
Investor Class	(482,116)	(424,069)
Super Institutional Class	(912,601)	—
Net decrease in net assets resulting from distributions to shareholders	(7,803,750)	(4,138,182)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	57,388,260	148,643,182
Investor Class	6,506,133	12,719,581
Super Institutional Class	1,022,115	27,691,854
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	5,743,554	3,499,276
Investor Class	481,013	423,838
Super Institutional Class	906,119	—
Redemption fee proceeds:
Institutional Class	15,681	7,681
Investor Class	9,072	954
Super Institutional Class	545	—
Payments for shares redeemed:
Institutional Class	(120,184,821)	(28,477,371)
Investor Class	(14,813,753)	(6,748,100)
Super Institutional Class	(27,660,046)	(800,549)
Net increase (decrease) in net assets from shares of beneficial interest	(90,586,128)	156,960,346

TOTAL INCREASE (DECREASE) IN NET ASSETS	(113,992,644)	163,985,999

NET ASSETS
Beginning of Year	242,066,541	78,080,542
End of Year	$128,073,897	$242,066,541

SHARE ACTIVITY
Institutional Class:
Shares Sold	5,426,179	13,292,982
Shares Reinvested	505,594	329,189
Shares Redeemed	(11,821,247)	(2,579,692)
Net increase (decrease) in shares of beneficial interest outstanding	(5,889,474)	11,042,479

Investor Class:
Shares Sold	641,855	1,144,155
Shares Reinvested	42,643	40,060
Shares Redeemed	(1,448,909)	(629,723)
Net increase (decrease) in shares of beneficial interest outstanding	(764,411)	554,492

Super Institutional Class: (a)
Shares Sold	88,241	2,513,969
Shares Reinvested	79,624	—
Shares Redeemed	(2,604,421)	(74,084)
Net increase (decrease) in shares of beneficial interest outstanding	(2,436,556)	2,439,885

(a)	The Super Institutional Class commenced operations on May 10, 2019.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.48	$11.07	$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)	(0.06)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.36)	0.98	1.10	0.27
Total from investment operations	(0.44)	0.92	0.98	0.22
Less distributions from:
Net realized gains	(0.37)	(0.51)	(0.13)	—
Total distributions	(0.37)	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$10.67	$11.48	$11.07	$10.22
Total return (4)	(4.06)%	8.67%	9.63%	2.20	% (5)
Net assets, at end of period (000’s)	$122,105	$198,929	$69,580	$28,354
Ratio of gross expenses to average net assets (6,8)	2.97%	2.83%	2.91%	3.07	% (7)
Ratio of net expenses to average net assets (8)	2.83%	2.77%	2.72%	2.61	% (7)
Ratio of net investment loss to average net assets	(0.76)%	(0.57)%	(1.14)%	(1.25	)% (7)
Portfolio Turnover Rate	153%	100%	106%	37	% (5)

(1)	The Institutional Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.37%	2.29%	2.43%	2.70	% (7)
2.23%	2.23%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.40	$11.02	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.09)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.36)	0.98	1.10	0.28
Total from investment operations	(0.47)	0.89	0.94	0.21
Less distributions from:
Net realized gains	(0.37)	(0.51)	(0.13)	—
Total distributions	(0.37)	(0.51)	(0.13)	—
Paid-in-Capital From Redemption Fees	0.01	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$10.57	$11.40	$11.02	$10.21
Total return (4)	(4.27)%	8.43%	9.25%	2.10	% (5)
Net assets, at end of period (000’s)	$5,933	$15,113	$8,501	$1
Ratio of gross expenses to average net assets (6,8)	3.22%	3.08%	3.21%	3.32	% (7)
Ratio of net expenses to average net assets (8)	3.08%	3.02%	3.02%	2.86	% (7)
Ratio of net investment loss to average net assets	(0.99)%	(0.84)%	(1.39)%	(2.85	)% (7)
Portfolio Turnover Rate	153%	100%	106%	37	% (5)

(1)	The Investor Class commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.62%	2.54%	2.73%	2.95	% (7)
2.48%	2.48%	2.54%	2.49	% (7)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class

	For the	For the
	Period Ended	Period Ended
	October 31, 2020	October 31, 2019 (1)
Net asset value, beginning of period	$11.49	$11.43
Activity from investment operations:
Net investment loss (2)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.35)	0.08
Total from investment operations	(0.42)	0.06
Less distributions from:
Net realized gains	(0.37)	—
Total distributions	(0.37)	—
Paid-in-Capital From Redemption Fees	0.00 (3)	—
Net asset value, end of period	$10.70	$11.49
Total return (4)	(3.88)%	0.52	% (5)
Net assets, at end of period (000’s)	$36	$28,024
Ratio of gross expenses to average net assets (6,8)	2.72%	2.58	% (6)
Ratio of net expenses to average net assets (8)	2.58%	2.52	% (6)
Ratio of net investment loss to average net assets	(0.59)%	(0.30	)% (6)
Portfolio Turnover Rate	153%	100	% (5)

(1)	The Super Institutional Class commenced operations on May 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.12%	2.04	% (6)
After fees waived	1.98%	1.98	% (6)

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2020

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$142,159,026	$—	$0	$142,159,026
Warrants	212,202	—	—	212,202
Call Options Purchased	202,098	127,677	—	329,775
Put Options Purchased	64,390	—	—	64,390
Collateral For Securities Loaned	3,953,047	—	—	3,953,047
Money Market Fund	4,286,345	—	—	4,286,345
Total	$150,877,108	$127,677	$—	$151,004,785
Liabilities*
Call Options Written	$—	$253,575	$—	$253,575
Securities Sold Short	100,872,776	—	—	100,872,776
Total	$100,872,776	$253,575	$—	$101,126,351

*	Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation for which level 3 inputs were used in determining value.

Cxloyalty Group Holdings, Inc.
Beginning balance November 1, 2019	$0
Purchases	—
Proceeds from sales	—
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Ending balance October 31, 2020	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at October 31, 2020, was $0.

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below.

Common Stock	Fair Value	Valuation Techniques	Unobservable Input
Cxloyalty Group Holdings, Inc.	$0	Independent Valuation	Adjusted for lack of marketability

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At October 31, 2020, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of written options contacts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2020, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2017 to October 31, 2019, or expected to be taken in the Fund’s October 31, 2020 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$260,811,608	$366,387,693

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the year ended October 31, 2020, the Fund incurred advisory fees in the amount of $2,900,232.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2021 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the year ended October 31, 2020 the total amount of advisory fees waived was $223,856. As of October 31, 2020 the total amount of advisory fees waived subject to recapture is $286,049, of which $62,193 will expire on October 31, 2022 and $223,856 will expire October 31, 2023.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the year ended October 31, 2020, the Fund incurred distribution fees in the amount of $25,212.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of October 31, 2020.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$394,165
Equity Contracts/Equity price risk	Options Written	$(253,575)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended October 31, 2020.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(44,534)	$(582,555)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$(184,884)	$(227,265)

The notional value and contracts of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended October 31, 2020 the redemption fees assessed by the Fund were as follows:

Institutional	Investor	Super Institutional
$15,681	$9,072	$545

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2020, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$67,804,631	$17,967,859	$(35,894,056)	$(17,926,197)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2020 and October 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2020	October 31, 2019
Ordinary Income	$7,686,875	$4,007,417
Long-Term Capital Gain	116,875	130,765
Return of Capital	—	—
	$7,803,750	$4,138,182

As of October 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$4,834,801	$—	$—	$—	$—	$(17,886,854)	$(13,052,053)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments related to partnerships.

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At October 31, 2020, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$3,768,025	$3,953,047	5.73%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Invenomic Fund
Description of Liability Securities lending collateral	$3,953,047	$—	$3,953,047	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of October 31, 2020:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$3,953,047	$—	$—	$—	$3,953,047

The fair value of the securities loaned for the Fund totaled $3,768,025 at October 31, 2020. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $3,953,047 for the Fund at October 31, 2020. These amounts are offset by a liability recorded as “Securities lending collateral.”

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, Charles Schwab & Co. and National Financial Services LLC held approximately 28.34% and 27.06%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust II and

Shareholders of

Invenomic Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Invenomic Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the schedules of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting	Statement of	Statements of
Invenomic Fund	operations	changes in net assets	Financial highlights
Invenomic Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the three years in the period ended October 31, 2020 and the period from June 19, 2017 (commencement of operations) through October 31, 2017.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2020

Invenomic Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual*	5/1/20	10/31/20	5/1/20 – 10/31/20	5/1/20 – 10/31/20
Institutional Class	$1,000.00	$994.40	$11.18	2.23%
Investor Class	$1,000.00	$993.40	$12.43	2.48%
Super Institutional Class	$1,000.00	$961.20	$9.76	1.98%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical **	Account Value	Account Value	During Period	the Period
(5% return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20	5/1/20 – 10/31/20
Institutional Class	$1,000.00	$1,013.93	$11.29	2.23%
Investor Class	$1,000.00	$1,012.67	$12.55	2.48%
Super Institutional Class	$1,000.00	$1,015.18	$10.03	1.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended October 31, 2020.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2020

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	1	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	1	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	1	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	1	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

10/31/20 – NLII v1

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2020

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee ***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee of Northern Lights Fund Trust II (since 2011); Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); Secretary of CLS Investments, LLC (from 2001 to 2018); Secretary of Orion Advisor Services, LLC (from 2001 to 2018); Manager (from 2012 to 2015), General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel of Constellation Trust Company (from 2004 to 2018); CEO (from 2015 to 2018), Manager (from 2008 to 2015), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary of Blu Giant, LLC (from 2011 to 2018); Secretary of Gemini Fund Services, LLC (from 2012 to 2018); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer of AdvisorOne Funds (from 2003 to 2018).	1	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of NorthStar Financial Services Group, LLC (from 2012 to 2015); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company (from 2004 to 2018)
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President, Head of Fund Administration and Product, Gemini Fund Services, LLC (since 2019), President, Gemini Fund Services, LLC (2012 - 2019).	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (since April 2017); Vice President and Counsel (April 2016 to 2017) and AVP and Staff Attorney (September 2012 to March 2016).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his prior affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of October 31, 2020, the Trust was comprised of 18 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund, and not to any other series of the Trust. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-466-3406.

10/31/20 – NLII v1

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-466-3406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-466-3406.

INVESTMENT ADVISOR
Invenomic Capital Management
211 Congress Street, Floor 7
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

                                                 2018     2019      2020

Invenomic Fund        $15,000 $15,500 $16,000

(b)	Audit-Related Fees

            2018   2019  2020

Invenomic Fund None  None  None

(c)	Tax Fees

     2018     2019    2020

Invenomic Fund     $3,150 $3,250  $3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018    2019    2020

Invenomic Fund             None  None   None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Invenomic Fund

                    2018  2019    2020

Audit-Related Fees:   0.00% 0.00%  0.00%

Tax Fees:                  0.00% 0.00%  0.00%

All Other Fees:          0.00% 0.00%  0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018     2019     2020

Invenomic Fund          $3,150 $3,250   $3,250

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/7/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 1/7/21